Financial liabilities - Assets pledged as security (Details) - CHF (SFr) SFr in Thousands	Jun. 30, 2022	Dec. 31, 2021
Disclosure of financial liabilities [line items]
Trade receivables	SFr 51,020	SFr 23,335
Inventory	109,476	74,013
Assets pledged	SFr 160,496	SFr 97,348